Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39115
Entity Registrant Name	Wisekey International Holding S.A.
Entity Central Index Key	0001738699
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	General-Guisan-Strasse 6
Entity Address, City or Town	Zug
Entity Address, Country	CH
Entity Address, Postal Zip Code	6300
Title of 12(b) Security	American Depositary Shares, each representing five
Trading Symbol	WKEY
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	BDO AG
Auditor Location	Zurich, Switzerland
Auditor Firm ID	5988
Common Shares - Class A
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	40,021,988
Common Shares - Class B
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	80,918,390
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	General-Guisan-Strasse 6
Entity Address, City or Town	Zug
Entity Address, Country	CH
Entity Address, Postal Zip Code	6300
Country Region	41
City Area Code	22
Local Phone Number	594-3000
Contact Personnel Name	Peter Ward
Contact Personnel Fax Number	594-3001